UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22137

Exact name of registrant as specified in charter:	Oppenheimer Master Loan Fund, LLC

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2017-06/30/2018

Item 1.

FORM N-PX

ICA File Number:  811-22137

Registrant Name:  Oppenheimer Master Loan Fund, LLC

Reporting Period:  07/01/2017 - 06/30/2018

Oppenheimer Master Loan Fund, LLC

ARCH COAL, INC. Meeting Date: APR 30, 2018 Record Date: MAR 06, 2018 Meeting Type: ANNUAL
Ticker: ARCH Security ID: 039380407
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a	Elect Director Patrick J. Bartels, Jr.	Management	For	For
1b	Elect Director James N. Chapman	Management	For	For
1c	Elect Director John W. Eaves	Management	For	For
1d	Elect Director Sherman K. Edmiston, III	Management	For	For
1e	Elect Director Patrick A. Kriegshauser	Management	For	For
1f	Elect Director Richard A. Navarre	Management	For	For
1g	Elect Director Scott D. Vogel	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Ernst & Young LLP as Auditors	Management	For	For

CAESARS ENTERTAINMENT CORPORATION Meeting Date: MAY 30, 2018 Record Date: APR 04, 2018 Meeting Type: ANNUAL
Ticker: CZR Security ID: 127686103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Mark Frissora	Management	For	For
1.2	Elect Director James Hunt	Management	For	For
1.3	Elect Director John Dionne	Management	For	For
1.4	Elect Director Richard Schifter	Management	For	Withhold
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	For
3	Other Business	Management	For	Against

OCEAN RIG UDW INC. Meeting Date: MAR 05, 2018 Record Date: JAN 31, 2018 Meeting Type: ANNUAL
Ticker: ORIG Security ID: BZ0B375
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Ratify Ernst & Young (Hellas) Certified Auditors Accountants S.A as Auditors	Management	For	Against
2	Amend Articles Regarding Director and Officer Indemnification	Management	For	Against

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Master Loan Fund, LLC

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,

Trustee, President and Principal Executive Officer

Date: August 20, 2018

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact